SHORT-TERM AND LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM AND LONG-TERM BORROWINGS
Schedule of short term and long term borrowings

	Fixed annual		As of December 31,
	interest rate	Term	2024	2025
			RMB	RMB
Short-term borrowings:
Secured bank loans(1)	2.90%-3.60%	Within 12 months	110,000	97,500
Current portion of long-term borrowings	3.00%-4.20%	Within 12 months	53,000	42,000
Total			163,000	139,500

Long-term borrowings:
Secured bank loan(2)	3.45%	1-2 years	73,500	—
Unsecured bank loan(3)	3.00%-3.55%	1-2 years	105,000	50,000
Less: current portion of long-term borrowings	3.00%-4.20%	Within 12 months	(53,000)	(42,000)
Total			125,500	8,000
(1)	As of December 31, 2024 and 2025, short-term borrowings from banks in the PRC amounted to RMB 110,000 and RMB 97,500 in aggregate and none was collateralized. All short-term secured bank are guaranteed by the Founder of the Group. The Group withdrew RMB 157,500 from the line of credits and repaid RMB 170,000 when the borrowings became due during the year ended December 31, 2025. As of December 31, 2025, the Group had unused line of credits of RMB 32,500 which would be due on July 21, 2027.
(2)	On April 27, 2023, the Group entered into one secured bank loan of RMB 80,000 which was guaranteed by the Founder of the Group with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 76,500 in the years ended December 31, 2023, 2024 and 2025, respectively. The Group repaid RMB 1,500 during the year ended December 31, 2023 when the installment became due. In May 2024, the Group made early repayment of the full remaining balance, and refinanced a new secured bank loan of RMB 75,000 with annual payment schedule of RMB 1,500, RMB 2,000 and RMB 71,500 in the years ended December 31, 2024, 2025 and 2026, respectively. The new loan is also guaranteed by the Founder of the Group. The Group repaid RMB 1,500 during the year ended December 31, 2024 when the installment became due. In February 2025, the Group made early repayment of the full remaining balance.
(3)	On April 24, 2023, the Group entered one unsecured bank loan of RMB 50,000 with annual payment schedule of RMB 2,500, RMB 5,000 and RMB 42,500 in the years ended December 31, 2023, 2024 and 2025, respectively. The Group repaid RMB 2,500 and RMB 5,000 during the years ended December 31, 2023 and 2024, when the installment became due. In February 2025, the Group made early repayment of the remaining balance.

Schedule of maturities for all long-term borrowings

Long-term borrowings
RMB
2026	42,000
2027	8,000
Total	50,000